Goodwill and Intangible Assets (Details) - Schedule of Goodwill - USD ($) $ in Thousands	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Schedule of Goodwill [Abstract]
Goodwill at beginning	$ 423,920	$ 433,736
Measurement Adjustments		(9,816)	(9,816)
Goodwill at ending	$ 423,920	$ 423,920	$ 423,920